Document And Entity Information	12 Months Ended
Sep. 30, 2015 USD ($) shares
Document Information [Line Items]
Entity Registrant Name	Origin Agritech LTD
Entity Central Index Key	0001321851
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	SEED
Entity Common Stock, Shares Outstanding | shares	22,813,541
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float | $	$ 0